Finance Costs (Details) - Schedule of Finance Costs - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Costs [Abstract]
Bank overdraft and borrowing interest	$ 1,170	$ 18,186
Interest on revolving loan			12,525
Interest on operating lease liability		91,629	66,373
Interest on convertible promissory notes (Note 20)	417,452	524,069	1,416,390
Total finance costs	$ 418,622	$ 633,884	$ 1,495,288